Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On July 29, 2015, the Company completed a 1:150 reverse stock split of its common stock. Every 150 shares of the Company’s issued and outstanding pre-reverse stock split common stock was automatically converted into one issued and outstanding share of post-reverse split common stock, with no change in par value per share. Stockholders received an additional share of post-reverse split common stock in lieu of any fractional shares.

The reverse stock split affected all shares of the Company’s common stock outstanding, as well as the number of shares of common stock available for issuance under the Company’s Equity Participation Plans. The reverse stock split proportionally reduced the number of shares of common stock issuable upon the conversion of shares of preferred stock or upon the exercise of stock options or warrants outstanding, with corresponding increases in the conversion or exercise prices of those securities. In addition, pursuant to the Certificate of Designation of Preferences Rights and Limitations of the Company’s Series H Preferred Stock, upon the effectiveness of the reverse stock split, the conversion price of the Series H Preferred Stock was automatically reduced to $1.7933 per share (adjusted for the 1:150 reverse stock split).

On August 10, 2015, to obtain funding for working capital purposes and to refinance the indebtedness incurred on May 12, 2015, the Company issued an unsecured, non-convertible promissory note in the principal amount of $2,562,000 (the “Note”) to Dr. Andrey Semechkin in return for Dr. Semechkin (i) surrendering the note issued to him by the Company on May 12, 2015 in the principal amount of $2,262,000, and (ii) providing an additional $300,000 of funds to the Company. Dr. Semechkin is the Company’s Co-Chairman and Chief Executive Officer. The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable September 10, 2015, but may be pre-paid by the Company without penalty at any time